Supplementary Financial Information (Narrative) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended			24 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2015
Supplemental Financial Information [Line Items]
Face value of life insurance policies					$ 155	$ 167		$ 155
Net cash surrender values					$ 76	$ 76		76
Depreciation expense as percentage of average depreciable property					3.60%	3.60%	3.70%
Aggregate amortization expenses	$ 14	$ 16	$ 46	$ 48	$ 64	$ 58	$ 53
Restricted cash	0		0		38	56		38
Goodwill	$ 4,064		$ 4,064		4,064	4,064		4,064
Bondco [Member]
Supplemental Financial Information [Line Items]
Financial support to related party								0
Restricted cash					$ 38	$ 56		$ 38
Sales [Member] | TCEH [Member]
Supplemental Financial Information [Line Items]
Concentration risk percentage	25.00%	26.00%	24.00%	25.00%	25.00%	25.00%	27.00%
Sales [Member] | Nonaffiliated REP [Member]
Supplemental Financial Information [Line Items]
Concentration risk percentage	19.00%	18.00%	17.00%	17.00%	17.00%	16.00%	15.00%
Nonaffiliated Trade Accounts Receivable [Member] | Nonaffiliated REP [Member]
Supplemental Financial Information [Line Items]
Concentration risk percentage			17.00%		13.00%	12.00%
Land Easements [Member]
Supplemental Financial Information [Line Items]
Weighted average remaining useful life					84 years
Capitalized Software [Member]
Supplemental Financial Information [Line Items]
Weighted average remaining useful life					3 years
Bondco Exposure [Member]
Supplemental Financial Information [Line Items]
Exposure amount					$ 14	$ 16